Organization and Nature of Operations (Details) - USD ($)		12 Months Ended
		Mar. 31, 2019	Aug. 31, 2018
% of Ownership			100.00%
Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") [Memeber]
Place of Incorporation		PRC
Date of Incorporation		Nov. 19, 2004
Registered Capital		$ 25,755,000
% of Ownership		100.00%
Principal Activities		Research, development, production and selling of nutraceutical and dietary supplements
Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness") [Member]
Place of Incorporation		PRC
Date of Incorporation		May 19, 1998
Registered Capital		$ 2,000,000
% of Ownership		100.00%
Principal Activities		Research, development, production and selling of edible fungi
Shunchang Xinxin Agricultural Technology Co., Ltd ("Xinxin Agricultural") [Member]
Place of Incorporation	[1]	PRC
Date of Incorporation	[1]	Jan. 04, 2015
Registered Capital	[1]	$ 2,000,000
% of Ownership	[1]	100.00%
Principal Activities	[1]	Research and development of agricultural products

[1]	Xinxin Agricultural was cancelled on June 28, 2017.